Consolidated Statement of Convertible Preferred Stock and Stockholders’ Equity - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock	Additional paid-in capital	Retained earnings	Accumulated Other Comprehensive	Total
Balance at beginning at Dec. 31, 2017			$ 7,038	$ 17,357		$ 24,395
Balance at beginning (in Shares) at Dec. 31, 2017		12,000
Retroactive application of recapitalization (Note 3)		$ 2	(2)
Retroactive application of recapitalization (Note 3) (in Shares)		8,217
Adjusted balance beginning of period		$ 2	7,036	17,357		24,395
Adjusted balance beginning of period (in Shares)		20,217
Dividends declared				(2,000)		(2,000)
Stock-based compensation			1,756			1,756
Foreign currency translation adjustment, net of tax
Net income (loss)				9,228		9,228
Balance at ending at Dec. 31, 2018		$ 2	8,792	24,585		33,379
Balance at ending (in Shares) at Dec. 31, 2018		20,217
Stock-based compensation			2,441			2,441
Issuance of common and preferred stock, net of $96 issuance costs	$ 9,187		5,717			5,717
Issuance of common and preferred stock, net of $96 issuance costs (in Shares)	1,048	1,048
Exercise of stock options			1,700			1,700
Exercise of stock options (in Shares)		379
Foreign currency translation adjustment, net of tax
Net income (loss)				10,807		10,807
Balance at ending at Dec. 31, 2019	$ 9,187	$ 2	18,650	35,392		54,044
Balance at ending (in Shares) at Dec. 31, 2019	1,048	21,644
Stock-based compensation			20,006			20,006
Merger recapitalization	$ (9,187)	$ 1	9,187			9,188
Merger recapitalization (in Shares)	(1,048)	1,048
Consideration paid to Grid shareholders			(123,865)			(123,865)
ChaSerg shares recapitalized, net of transaction costs of $4,142		$ 2	204,323			204,325
ChaSerg shares recapitalized, net of transaction costs of $4,142 (in Shares)		28,088
Conversion of promissory note to common stock			530			530
Conversion of promissory note to common stock (in Shares)		53
Exercise of stock options			99			$ 99
Exercise of stock options (in Shares)		18				28,057
Issuance of shares in connection with vested RSUs
Issuance of shares in connection with vested RSUs (in Shares)		28
Foreign currency translation adjustment, net of tax					(4)	$ (4)
Net income (loss)				(12,599)		(12,599)
Balance at ending at Dec. 31, 2020		$ 5	$ 128,930	$ 22,793	$ (4)	$ 151,724
Balance at ending (in Shares) at Dec. 31, 2020		50,879